Summary of Significant Accounting Policies (Details) - Schedule of Loans Outstanding - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2023
Schedule of Loans Outstanding [Abstract]
Outstanding principal, beginning of year	$ 480	$ 688
Changes in composition of related parties	338
Principal disbursed during the year	194
Principal repaid and refinanced during the year	(33)	(208)
Outstanding principal, end of year	$ 979	$ 480